Governmental Loans (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of Details in Tabular Form of Governmental Loans

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Long-term portion

Federal AMF Loan, denominated in Canadian dollars, due March 1, 2028	$16.6	$21.7

Provincial MENDM Loan, denominated in Canadian dollars, due November 30, 2028	35.8	42.8

Federal SIF Agreement loan, denominated in Canadian dollars, due April 30, 2031	9.9	9.4

Federal SIF EAF Agreement loan, denominated in Canadian dollars, due January 1, 2030	71.3	53.5

	$133.6	$127.4

Current portion

Federal AMF Loan, denominated in Canadian dollars	$10.0	$10.0

Provincial MENDM Loan, denominated in Canadian dollars	15.0	6.2

	$25.0	$16.2

	$158.6	$143.6

Summary of Company's Long-term Debt Facilities Arising From Financing Activities
The changes in the Company’s governmental loan facilities arising from financing activities are presented below:

	Governmental Loan Issued (Repaid)	Governmental loan benefit recognized immediately	Accretion of governmental loan benefit	Carrying value

Federal AMF Loan

Balance at March 31, 2024	$39.2	$(26.5)	$18.8	$31.7

Movement in the period	(7.5)	-	2.4	(5.1)

Balance at December 31, 2024	$31.7	$(26.5)	$21.2	$26.6

Provincial MENDM Loan

Balance at March 31, 2024	$60.0	$(26.4)	$15.5	$49.0

Movement in the period	(1.2)	-	3.0	1.8

Balance at December 31, 2024	$58.8	$(26.4)	$18.5	$50.8

Federal SIF Loan

Balance at March 31, 2024	$15.0	$(9.2)	$3.6	$9.4

Movement in the period	-	-	0.5	0.5

Balance at December 31, 2024	$15.0	$(9.2)	$4.1	$9.9

Federal SIF EAF Loan

Balance at March 31, 2024	$139.9	$(90.4)	$4.0	$53.5

Movement in the period	43.8	(29.9)	3.9	17.8

Balance at December 31, 2024	$183.7	$(120.3)	$7.9	$71.3

Total, Governmental Loans

Balance at March 31, 2024	$254.2	$(152.5)	$41.9	$143.6

Movement in the period	35.1	(29.9)	9.8	15.0

Balance at December 31, 2024	$289.3	$(182.4)	$51.7	$158.6